Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Current Assets
Prepayments	¥ 2,515,711	$ 385,550	¥ 645,169
Inventories	1,718,410	263,358
VAT recoverable	371,958	57,005	102,426
Interest receivables	309,027	47,360	146,294
Rental and other deposits	54,773	8,394	12,060
Others	189,652	29,066	44,328
Total	¥ 5,159,531	$ 790,733	¥ 950,277